RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Details 1) - CAD ($)	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Right-of-use Assets And Lease Liabilities
Lease liabilities, Beginning	$ 284,859
Addition		301,440
Lease payments made	(84,318)	(31,480)
Finance charge	28,751	11,891
Foreign exchange adjustment	(3,003)	3,008
Lease liabilities gross	226,289
Less: current portion	(74,981)
Lease liabilities, Ending	$ 151,308	$ 284,859